N-2	Apr. 29, 2026
Cover [Abstract]
Entity Central Index Key	0002061233
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-292406
Investment Company Act File Number	811-24074
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	4
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	MORGAN STANLEY PRIVATE MARKETS AND ALTERNATIVES FUND
Entity Address, Address Line One	60 East 42nd Street
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10165
City Area Code	212
Local Phone Number	994-7400
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	60 East 42nd Street
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10165
Contact Personnel Name	Nick Veronis